Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 08, 2016
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share		7,902,263	0	0
Lease agreement description		The Company enters into various leases in conducting its business. At the inception of each lease, the Company evaluates the lease agreement to determine whether the lease is an operating or capital lease. A capital lease is a lease in which 1) ownership of the property transfers to the lessee by the end of the lease term; 2) the lease contains a bargain purchase ption; 3) the lease term is equal to 75% or more of the conomic life of the leased property; or 4) the present value of the minimum lease payment at the inception of the lease term equals or exceeds 90% of the fair alue of the leased property
Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life		20 years
Privateer [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership interest					100.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life		3 years
Percentage of economic life of capital leased property		75.00%
Percentage of present value of capital leased payment at inception of lease term		90.00%
Market value of common stock held by non affiliates	$ 700
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents maturity period		3 months
Property, plant and equipment useful life		7 years